Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Condensed consolidating statements of operations
Interest and dividend income	SFr 4,757	SFr 4,585	SFr 5,903	SFr 9,342	SFr 10,393
Interest expense	(2,758)	(2,574)	(3,034)	(5,332)	(5,372)
Net interest income	1,999	2,011	2,869	4,010	5,021
Commissions and fees	2,796	2,675	3,259	5,471	6,238
Trading revenues	94	(271)	498	(177)	1,888
Other revenues	219	223	329	442	455
Net revenues	5,108	4,638	6,955	9,746	13,602
Provision for credit losses	(28)	150	51	122	81
Compensation and benefits	2,734	2,482	2,914	5,216	5,890
General and administrative expenses	1,760	1,848	1,928	3,608	3,666
Commission expenses	352	387	406	739	798
Restructuring expenses	91	255		346
Total other operating expenses	2,203	2,490	2,334	4,693	4,464
Total operating expenses	4,937	4,972	5,248	9,909	10,354
Income tax expense	21	(179)	590	(158)	1,067
Net income/(loss)	178	(305)	1,066	(127)	2,100
Net income/(loss) attributable to noncontrolling interests	8	(3)	15	5	(5)
Net income/(loss) attributable to shareholders	170	(302)	1,051	(132)	2,105
Income/(loss) from continuing operations before taxes	199	SFr (484)	1,656	(285)	3,167
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	1,421		1,758	3,096	3,453
Interest expense	(961)		(1,032)	(2,010)	(2,097)
Net interest income	460		726	1,086	1,356
Commissions and fees	909		1,083	1,675	2,032
Trading revenues	(167)		(25)	(933)	54
Other revenues	198		177	427	297
Net revenues	1,400		1,961	2,255	3,739
Provision for credit losses	(8)		5	(7)	5
Compensation and benefits	790		927	1,594	1,928
General and administrative expenses	464		482	948	920
Commission expenses	60		67	121	130
Restructuring expenses	22			142
Total other operating expenses	546		549	1,211	1,050
Total operating expenses	1,336		1,476	2,805	2,978
Income tax expense	7		301	(246)	397
Net income/(loss)	65		179	(297)	359
Net income/(loss) attributable to noncontrolling interests	50		24	72	32
Net income/(loss) attributable to shareholders	15		155	(369)	327
Income/(loss) from continuing operations before taxes	72		480	(543)	756
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	3,222		4,025	6,018	6,693
Interest expense	(1,778)		(1,983)	(3,283)	(3,230)
Net interest income	1,444		2,042	2,735	3,463
Commissions and fees	1,819		2,124	3,657	4,100
Trading revenues	264		517	624	1,844
Other revenues	36		162	58	199
Net revenues	3,563		4,845	7,074	9,606
Provision for credit losses	(26)		33	114	53
Compensation and benefits	1,960		1,983	3,659	3,937
General and administrative expenses	1,293		1,464	2,673	2,780
Commission expenses	290		337	612	663
Restructuring expenses	63			176
Total other operating expenses	1,646		1,801	3,461	3,443
Total operating expenses	3,606		3,784	7,120	7,380
Income tax expense	1		262	(47)	615
Net income/(loss)	(18)		766	(113)	1,558
Net income/(loss) attributable to noncontrolling interests	(41)		(9)	(70)	(33)
Net income/(loss) attributable to shareholders	23		775	(43)	1,591
Income/(loss) from continuing operations before taxes	(17)		1,028	(160)	2,173
Bank
Condensed consolidating statements of operations
Interest and dividend income	4,643		5,783	9,114	10,146
Interest expense	(2,739)		(3,015)	(5,293)	(5,327)
Net interest income	1,904		2,768	3,821	4,819
Commissions and fees	2,728		3,207	5,332	6,132
Trading revenues	97		492	(309)	1,898
Other revenues	234		339	485	496
Net revenues	4,963		6,806	9,329	13,345
Provision for credit losses	(34)		38	107	58
Compensation and benefits	2,750		2,910	5,253	5,865
General and administrative expenses	1,757		1,946	3,621	3,700
Commission expenses	350		404	733	793
Restructuring expenses	85			318
Total other operating expenses	2,192		2,350	4,672	4,493
Total operating expenses	4,942		5,260	9,925	10,358
Income tax expense	8		563	(293)	1,012
Net income/(loss)	47		945	(410)	1,917
Net income/(loss) attributable to noncontrolling interests	9		15	2	(1)
Net income/(loss) attributable to shareholders	38		930	(412)	1,918
Income/(loss) from continuing operations before taxes	55		1,508	(703)	2,929
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	69		67	140	136
Interest expense	(82)		(80)	(167)	(161)
Net interest income	(13)		(13)	(27)	(25)
Commissions and fees	7		5	13	7
Trading revenues	13		5	72	(3)
Other revenues	158		1,029	(208)	2,105
Net revenues	165		1,026	(150)	2,084
Provision for credit losses	0		0	0	0
Compensation and benefits	13		16	18	45
General and administrative expenses	(19)		(41)	(38)	(67)
Commission expenses	1		1	1	1
Restructuring expenses	0			0
Total other operating expenses	(18)		(40)	(37)	(66)
Total operating expenses	(5)		(24)	(19)	(21)
Income tax expense	0		(1)	1	0
Net income/(loss)	170		1,051	(132)	2,105
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income/(loss) attributable to shareholders	170		1,051	(132)	2,105
Income/(loss) from continuing operations before taxes	170		1,050	(131)	2,105
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	45		53	88	111
Interest expense	63		61	128	116
Net interest income	108		114	216	227
Commissions and fees	61		47	126	99
Trading revenues	(16)		1	60	(7)
Other revenues	(173)		(1,039)	165	(2,146)
Net revenues	(20)		(877)	567	(1,827)
Provision for credit losses	6		13	15	23
Compensation and benefits	(29)		(12)	(55)	(20)
General and administrative expenses	22		23	25	33
Commission expenses	1		1	5	4
Restructuring expenses	6			28
Total other operating expenses	29		24	58	37
Total operating expenses	0		12	3	17
Income tax expense	13		28	134	55
Net income/(loss)	(39)		(930)	415	(1,922)
Net income/(loss) attributable to noncontrolling interests	(1)		0	3	(4)
Net income/(loss) attributable to shareholders	(38)		(930)	412	(1,918)
Income/(loss) from continuing operations before taxes	SFr (26)		SFr (902)	SFr 549	SFr (1,867)